OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
OTHER ACCOUNTS PAYABLE
Schedule of other accounts payables

	December 31,
	2019	2018
	U.S. dollars in thousands
Employees	$2,685	$1,403
Institutions	412	319
Interest payable	10	11
Deferred revenues and advances from customers	308	255
Miscellaneous	40	75
	$3,455	$2,063